TRADE PAYABLES AND OTHER - Contract Liabilities and Other Liabilities to Customers (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 20	€ 4
Current	55	77
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	19	3
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	6	7
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	1	1
Current	49	67
Other
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	€ 0	€ 3